NOTE 14 - MAJOR CUSTOMERS (Details Narrative)	3 Months Ended	12 Months Ended	28 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Accounting Policies [Abstract]
Customer Revenues	5580.00%	6793.00%	10.00%